Fair Value Measurement - Valuation Techniques and Quantitative Information About Significant Non-observable Inputs Used In Level 3 Financial Instruments (Detail) - Level 3 of fair value hierarchy [member]
$ in Millions
	Oct. 31, 2024 CAD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2022 CAD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	$ 916	$ 953	$ 1,422
Financial liabilities, fair value	(1,499)	(2,116)	(1,995)
Deposits and other liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(416)	(242)	(409)
Loans measured at FVTPL Business and government [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	105
Mortgage and asset backed [member] | Debt securities measured at FVTPL [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	70	151	207
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(50)	(52)	(50)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	44	46	45
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(1)	(5)	(3)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	6	4	4
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(1,028)	(1,817)	(1,533)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	51	$ 21	$ 18
Foreign exchange derivatives [member] | Derivative liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(4)
Corporate equity limited partenrship [member] | Equity securities mandatorily measured at FVTPL and designated at FVOCI [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	640
Deposits designated at FVTPL and net bifurcated embedded derivative liabilities [member] | Deposits and other liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(397)
Other liabilities designated at FVTPL [member] | Deposits and other liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	$ (19)
Bottom of range [member] | Loans measured at FVTPL Business and government [member] | Discounted cash flow [member] | Credit spread [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.021
Bottom of range [member] | Mortgage and asset backed [member] | Debt securities measured at FVTPL [member] | Discounted cash flow [member] | Credit spread [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.045
Bottom of range [member] | Credit derivatives [member] | Derivative liabilities [member] | Market approach [member] | Market proxy or direct broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.296
Bottom of range [member] | Credit derivatives [member] | Derivative Assets [member] | Market approach [member] | Market proxy or direct broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.296
Bottom of range [member] | Equity derivatives [member] | Derivative liabilities [member] | Option pricing model [member] | Market correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.238
Bottom of range [member] | Equity derivatives [member] | Derivative Assets [member] | Option pricing model [member] | Market correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.31
Bottom of range [member] | Interest rate derivatives [member] | Derivative liabilities [member] | Option pricing model [member] | Market volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.627
Bottom of range [member] | Interest rate derivatives [member] | Derivative liabilities [member] | Option pricing model [member] | Probability of contingent settlement [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	1
Bottom of range [member] | Interest rate derivatives [member] | Derivative Assets [member] | Option pricing model [member] | Market volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.627
Bottom of range [member] | Interest rate derivatives [member] | Derivative Assets [member] | Option pricing model [member] | Probability of contingent settlement [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	1
Bottom of range [member] | Foreign exchange derivatives [member] | Derivative liabilities [member] | Option pricing model [member] | Probability of contingent settlement [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	1
Bottom of range [member] | Corporate equity limited partenrship [member] | Equity securities mandatorily measured at FVTPL and designated at FVOCI [Member] | Earnings multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	12.4
Bottom of range [member] | Deposits designated at FVTPL and net bifurcated embedded derivative liabilities [member] | Deposits and other liabilities [member] | Option pricing model [member] | Market volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.087
Bottom of range [member] | Deposits designated at FVTPL and net bifurcated embedded derivative liabilities [member] | Deposits and other liabilities [member] | Option pricing model [member] | Market correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	(1)
Bottom of range [member] | Other liabilities designated at FVTPL [member] | Deposits and other liabilities [member] | Option pricing model [member] | Funding ratio [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.53
Top of range [member] | Loans measured at FVTPL Business and government [member] | Discounted cash flow [member] | Credit spread [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.021
Top of range [member] | Mortgage and asset backed [member] | Debt securities measured at FVTPL [member] | Discounted cash flow [member] | Credit spread [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.064
Top of range [member] | Credit derivatives [member] | Derivative liabilities [member] | Market approach [member] | Market proxy or direct broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.296
Top of range [member] | Credit derivatives [member] | Derivative Assets [member] | Market approach [member] | Market proxy or direct broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.296
Top of range [member] | Equity derivatives [member] | Derivative liabilities [member] | Option pricing model [member] | Market correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.978
Top of range [member] | Equity derivatives [member] | Derivative Assets [member] | Option pricing model [member] | Market correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.964
Top of range [member] | Interest rate derivatives [member] | Derivative liabilities [member] | Option pricing model [member] | Market volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	1.424
Top of range [member] | Interest rate derivatives [member] | Derivative liabilities [member] | Option pricing model [member] | Probability of contingent settlement [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	1
Top of range [member] | Interest rate derivatives [member] | Derivative Assets [member] | Option pricing model [member] | Market volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	1.424
Top of range [member] | Interest rate derivatives [member] | Derivative Assets [member] | Option pricing model [member] | Probability of contingent settlement [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	1
Top of range [member] | Foreign exchange derivatives [member] | Derivative liabilities [member] | Option pricing model [member] | Probability of contingent settlement [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	1
Top of range [member] | Corporate equity limited partenrship [member] | Equity securities mandatorily measured at FVTPL and designated at FVOCI [Member] | Earnings multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	24.2
Top of range [member] | Deposits designated at FVTPL and net bifurcated embedded derivative liabilities [member] | Deposits and other liabilities [member] | Option pricing model [member] | Market volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	1.424
Top of range [member] | Deposits designated at FVTPL and net bifurcated embedded derivative liabilities [member] | Deposits and other liabilities [member] | Option pricing model [member] | Market correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	1
Top of range [member] | Other liabilities designated at FVTPL [member] | Deposits and other liabilities [member] | Option pricing model [member] | Funding ratio [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.53